Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price - $ / shares		12 Months Ended
	May 07, 2020	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Risk-free interest rate	0.14%	0.38%	0.10%
Share price	$ 8.92	$ 5.68	$ 8.66
Probability			$ 0.10
Warrant [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Risk-free interest rate	0.23%	0.75%	0.18%
Share price	$ 8.92	$ 5.68	$ 8.66
Volatility	37.00%	53.00%	38.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Risk-free interest rate	0.12%		0.11%
Volatility	20.00%	20.00%	20.00%
Probability	$ 0.20	$ 0.50
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Risk-free interest rate	0.14%		0.13%
Volatility	50.00%	50.00%	50.00%
Probability	$ 0.50	$ 0.20